 STATE STREET RESEARCH
-----------------------
  MONEY MARKET FUND
-----------------------

SEMIANNUAL REPORT
September 30, 1997

-----------------------
    WHAT'S INSIDE
-----------------------

INVESTMENT UPDATE
About the Fund,
economy and markets

FUND INFORMATION
Facts and figures

PLUS, COMPLETE PORTFOLIO HOLDINGS
AND FINANCIAL STATEMENTS

  [Graphic Omitted]

  For Excellence
        in
Shareholder Service                                 STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY

* The economy slowed to a moderate pace in the second and third quarter of 1997, reducing fears that had been raised by a stronger-than-expected first quarter. Employment is high, personal income has increased, and Americans are the most confident they have been in close to 30 years. The consensus of outside experts is for 1997 growth in real GNP to average around 3% for the year.

* The Federal Reserve Board has kept short term interest rates at 5.50%, unchanged throughout the past six months.

* Inflation remained low, although it actually picked up after declining through the middle of the year. The Consumer Price Index, a common measure of inflation, was up 2.2% (an annualized figure) versus one year ago. Wholesale prices have declined during the period.

THE MARKET

* Money market rates rose in response to the Federal Reserve Board's 1/4 point hike in short-term interest rates near the middle of the six-month period. Then, they stabilized as the Fed declined to take further action. The yield on the 90-day U.S. Treasury bill fell from 5.33% on March 31, 1997 to 5.10% on September 30, 1997.

* Long term interest rates fluctuated as inflation concerns continued to plague investors. After peaking in August at 7.0%, the yield on the 30-year U.S. Treasury bond ended the quarter at 6.4%.

* The U.S. stock market lost some ground early in the period then turned around to resume its climb past the 8,000 mark. The S&P 500 rose 26.24%(1) for the six months ended September 30, 1997.

THE FUND
OVER THE PAST SIX MONTHS

* Class E shares of State Street Research Money Market Fund returned 2.53%(2) for the six months ended September 30, 1997 (without sales charge). This return compared favorably to the average money market fund, which returned 2.44%, according to Lipper Analytical Services.

* The Fund's yield rose from 4.69% on March 31, 1997 to 5.01% on September 30, 1997 (for Class E shares), the result of the March increase in short-term rates.

CURRENT STRATEGY

* The Fund's weighted average maturity was 40 days as of September 30, 1997, 15 days shorter than the industry average and down from 44 days at the beginning of the period.

September 30, 1997

(1) The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely held common stocks. The index is unmanaged and does not take sales charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only.

(2) +2.02 for Class B;
    +2.53% for Class C;
    +2.02% for Class D.

An investment in Money Market Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the portfolio will be able to maintain a stable net asset value of $1.00 per share.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1997)
-------------------------------------------------------------------------------

7-DAY YIELD
------------------------------------------------------------------------------
Class B                                                                  4.01%
------------------------------------------------------------------------------
Class C                                                                  5.01%
------------------------------------------------------------------------------
Class D                                                                  4.01%
------------------------------------------------------------------------------
Class E                                                                  5.01%
------------------------------------------------------------------------------
Yield is calculated by annualizing the Fund's per share distributions for the most recent seven days and dividing by the net asset value per share at the end of the period. Yields shown for the Fund reflect voluntary reduction of fund fees and expenses. Without subsidization, yields would have been lower.

MONTH-END 7-DAY YIELDS
State Street Research Money Market Fund
Class E Shares

                    CLASS E
---------------------------
Sep. 1996           4.74%
                    4.70
Nov. 1996           4.69
                    4.71
Jan. 1997           4.70
                    4.75
Mar. 1997           4.69
                    4.93
May  1997           5.00
                    5.07
Jul. 1997           5.06
                    5.02
Sep. 1997           5.01


GLOSSARY

YIELD: The measurement of income paid by an investment. It is stated as a percentage.

WEIGHTED AVERAGE MATURITY:
Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

DEBT SECURITIES:
These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

STATE STREET RESEARCH MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL            MATURITY              VALUE
                                                           AMOUNT               DATE               (NOTE 1)
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 101.0%
AUTOMOTIVE 6.3%
Ford Motor Credit Co., 5.59%  .......................      $2,000,000          10/21/1997          $  1,993,867
Ford Motor Credit Co., 5.51%  .......................         605,000          12/01/1997               599,351
Ford Motor Credit Co., 5.49%  .......................       2,000,000          12/08/1997             1,979,260
General Motors Acceptance Corp., 5.61% ..............       3,000,000          10/06/1997             2,997,663
General Motors Acceptance Corp., 5.51% ..............       3,000,000          10/24/1997             2,989,439
General Motors Acceptance Corp., 5.50% ..............       4,000,000          11/26/1997             3,965,778
                                                                                                   ------------
                                                                                                     14,525,358
                                                                                                   ------------
BANK 10.1%
Canadian Imperial Holdings, Inc., 5.49%  ............       3,800,000          11/13/1997             3,775,082
Canadian Imperial Holdings, Inc., 5.485% ............       8,000,000          11/14/1997             7,946,369
J.P. Morgan & Co. Inc., 5.53%  ......................         500,000          11/18/1997               496,313
Toronto Dominion Holdings, Inc., 5.57%  .............       5,000,000          10/03/1997             4,998,453
Toronto Dominion Holdings, Inc., 5.50%  .............       1,940,000          11/13/1997             1,927,255
Toronto Dominion Holdings, Inc., 5.55%  .............       4,460,000           1/02/1998             4,396,055
                                                                                                   ------------
                                                                                                     23,539,527
                                                                                                   ------------
CANADIAN 15.4%
Canadian Wheat Board, 5.53%  ........................       3,000,000          10/10/1997             2,995,853
Canadian Wheat Board, 5.50%  ........................       5,000,000          11/06/1997             4,972,500
Manitoba Hydro Electric Board, 5.52%  ...............       6,000,000          10/02/1997             5,999,088
Manitoba Hydro Electric Board, 5.52%  ...............       5,000,000          11/20/1997             4,961,667
Province of British Columbia, 5.57%  ................       5,000,000          10/03/1997             4,998,453
Province of British Columbia, 5.55%  ................       4,000,000          10/29/1997             3,982,733
Province of Quebec, 5.50%  ..........................       5,200,000          10/07/1997             5,195,233
Province of Quebec, 5.52%  ..........................       2,700,000          12/29/1997             2,663,154
                                                                                                   ------------
                                                                                                     35,768,681
                                                                                                   ------------
CHEMICAL 4.5%
E.I. Du Pont De Nemours & Co., 5.52%  ...............       5,500,000           1/12/1998             5,413,136
Monsanto Co., 5.50% .................................       5,000,000          11/21/1997             4,961,042
                                                                                                     10,374,178
                                                                                                   ------------
CONSUMER GOODS & SERVICES 0.6%
Proctor & Gamble Co., 5.50%  ........................       1,350,000          12/31/1997             1,331,231
                                                                                                   ------------
DIVERSIFIED 5.1%
Cargill Inc., 5.50% .................................       9,000,000          10/08/1997             8,990,375
Cargill Inc., 5.49% .................................       2,800,000          11/18/1997             2,779,504
                                                                                                   ------------
                                                                                                     11,769,879
                                                                                                   ------------
ELECTRICAL EQUIPMENT 4.9%
General Electric Capital Corp., 5.56%  ..............         550,000          10/03/1997               549,830
General Electric Capital Corp., 5.60%  ..............       5,000,000          11/18/1997             4,963,200
General Electric Capital Corp., 5.50%  ..............       6,000,000          11/21/1997             5,953,250
                                                                                                   ------------
                                                                                                     11,466,280
                                                                                                   ------------
ELECTRIC UTILITY 5.2%
Southern California Edison Co., 5.50%  ..............       6,000,000          10/07/1997             5,994,500
Southern California Edison Co., 5.50%  ..............       6,000,000          10/20/1997             5,982,583
                                                                                                   ------------
                                                                                                     11,977,083
                                                                                                   ------------
FINANCIAL SERVICE 20.2%
American Express Credit Corp., 5.57%  ...............      $5,000,000          10/31/1997             4,977,125
American Express Credit Corp., 5.50%  ...............       5,000,000          11/03/1997             4,974,791
American Express Credit Corp., 5.57%  ...............       1,700,000          11/03/1997             1,691,445
Beneficial Corp., 5.48%  ............................       3,360,000          12/01/1997             3,328,800
CIT Group Holdings Inc., 5.47%  .....................       7,900,000          11/07/1997             7,855,587
CIT Group Holdings Inc., 5.51%  .....................       4,000,000          12/08/1997             3,958,369
Merrill Lynch & Company Inc., 5.58%  ................       8,000,000          10/01/1997             8,000,000
Merrill Lynch & Company Inc., 5.58%  ................         400,000          10/31/1997               398,167
Merrill Lynch & Company Inc., 5.57%  ................       3,200,000           1/09/1998             3,150,489
Norwest Financial Inc., 5.53%  ......................       4,000,000          11/20/1997             3,969,278
Norwest Financial Inc., 5.50%  ......................       2,614,000          12/12/1997             2,585,246
Norwest Financial Inc., 5.50%  ......................       2,000,000          12/16/1997             1,976,778
                                                                                                   ------------
                                                                                                     46,866,075
                                                                                                   ------------
NATURAL GAS 4.2%
Pacific Gas & Electric Co., 5.49%  ..................       1,700,000          10/16/1997             1,696,111
Pacific Gas & Electric Co., 5.51%  ..................       4,605,000          10/22/1997             4,590,199
Pacific Gas & Electric Co., 5.53%  ..................       3,500,000          11/03/1997             3,482,258
                                                                                                      9,768,568
                                                                                                   ------------
OIL 3.0%
Atlantic Richfield Co., 5.55%  ......................       7,000,000          10/10/1997             6,990,288
                                                                                                   ------------
PRINTING & PUBLISHING 4.7%
McGraw-Hill Inc., 5.49%  ............................       5,000,000          11/25/1997             4,958,062
McGraw-Hill Inc., 5.48%  ............................       6,000,000          12/18/1997             5,928,760
                                                                                                     10,886,822
                                                                                                   ------------
RETAIL TRADE 12.9%
Associates Corp. of North America, 5.50% ............       7,000,000          12/05/1997             6,930,486
J.C. Penney Funding Corp., 5.50%  ...................       7,000,000          12/15/1997             6,919,792
J.C. Penney Funding Corp., 5.51%  ...................       4,500,000          12/17/1997             4,446,966
Sears Roebuck Acceptance Corp., 5.50% ...............       5,000,000          10/17/1997             4,987,778
Sears Roebuck Acceptance Corp., 5.50% ...............       6,675,000          12/10/1997             6,603,614
                                                                                                   ------------
                                                                                                     29,888,636
                                                                                                   ------------
TELEPHONE 3.9%
Ameritech Corp., 5.53% ..............................       3,300,000          10/07/1997             3,296,991
Bell Atlantic Financial Services, Inc., 5.53%  ......       2,426,000          10/03/1997             2,425,259
GTE Corp., 5.55% ....................................       3,390,000          10/30/1997             3,374,844
                                                                                                   ------------
                                                                                                      9,097,094
                                                                                                   ------------
Total Investments (Cost $234,249,700) -- 101.0% ...............................................     234,249,700
Cash and Other Assets, Less Liabilities -- (1.0%) .............................................      (2,403,572)
                                                                                                   ------------
Net Assets -- 100.0% ..........................................................................    $231,846,128
                                                                                                   ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------
September 30, 1997 (Unaudited)

ASSETS
Investments, at value (Cost $234,249,700) (Note 1) .......       $234,249,700
Cash .....................................................             15,917
Receivable for fund shares sold ..........................          2,748,763
Receivable from Distributor (Note 3) .....................             88,395
Other assets .............................................             49,062
                                                                 ------------
                                                                  237,151,837
LIABILITIES
Payable for fund shares redeemed .........................          4,570,653
Accrued transfer agent and shareholder services (Note 2)              209,862
Accrued management fee (Note 2) ..........................            197,597
Dividends payable ........................................            192,909
Accrued distribution and service fees (Note 5) ...........             26,408
Accrued trustees' fees (Note 2) ..........................             13,244
Other accrued expenses ...................................             95,036
                                                                 ------------
                                                                    5,305,709
                                                                 ------------
NET ASSETS                                                       $231,846,128
                                                                 ============
Net Assets consist of:
  Shares of beneficial interest ..........................       $231,846,128
                                                                 ============
Net Asset Value and offering price per share of
  Class B shares ($14,308,779 / 14,308,779 shares
  of beneficial interest)* ...............................              $1.00
                                                                        =====
Net Asset Value, offering price and redemption price
  per share of Class C shares ($13,795,506 / 13,795,506
  shares of beneficial interest) .........................              $1.00
                                                                        =====
Net Asset Value and offering price per share of
  Class D shares ($831,273 / 831,273 shares of
  beneficial interest)* ..................................              $1.00
                                                                        =====
Net Asset Value, offering price and redemption
  price per share of Class E shares
 ($202,910,570 / 202,910,570 shares o
  beneficial interest) ...................................              $1.00
                                                                        =====

-----------------------------------------------------------------------------
*Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

STATE STREET RESEARCH MONEY MARKET FUND
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------
For the six months ended September 30, 1997 (Unaudited)

INVESTMENT INCOME
Interest .............................................        $6,628,112
EXPENSES
Management fee (Note 2) ..............................           586,940
Transfer agent and shareholder services (Note 2) .....           292,319
Custodian fee ........................................            53,290
Registration fees ....................................            32,033
Reports to shareholders ..............................            19,983
Trustees' fees (Note 2) ..............................            15,336
Audit fee ............................................            12,819
Distribution and service fees-Class B (Note 5) .......            76,440
Distribution and service fees-Class D (Note 5) .......             4,596
Legal fees ...........................................             4,312
Miscellaneous ........................................             6,898
                                                              ----------
                                                               1,104,966
Expenses borne by the Distributor (Note 3) ...........          (260,936)
                                                              ----------
                                                                 844,030
                                                              ----------
Net investment income and net increase in net assets
  resulting from operations ..........................        $5,784,082
                                                              ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND
-----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1997         YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1997
 -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income and net
  increase resulting from operations .....................       $  5,784,082            $ 10,662,268
                                                                 ------------            ------------
Dividends from net investment income: ....................
  Class B ................................................           (305,134)               (492,831)
  Class C ................................................           (387,650)               (734,560)
  Class D ................................................            (18,310)                (25,541)
  Class E ................................................         (5,072,988)             (9,409,336)
                                                                 ------------            ------------
                                                                   (5,784,082)            (10,662,268)
                                                                 ------------            ------------
Net increase (decrease) from fund
  share transactions (Note 6) ............................          7,836,036              (3,137,041)
                                                                 ------------            ------------
Total increase (decrease) in net assets ..................          7,836,036              (3,137,041)
NET ASSETS
Beginning of period ......................................        224,010,092             227,147,133
                                                                 ------------            ------------
End of period ............................................       $231,846,128            $224,010,092
                                                                 ============            ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND
-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
September 30, 1997

NOTE 1

State Street Research Money Market Fund (the "Fund"), is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1986. The Fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities as well as high quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The Fund offers four classes of shares. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class E shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The Fund values securities at amortized cost, pursuant to which the Fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1997, the fees pursuant to such agreement amounted to $586,940.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended September 30, 1997, the amount of such expenses was $52,032.

The fees of the Trustees not currently affiliated with the Adviser amounted to $15,336 during the six months ended September 30, 1997.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended September 30, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $260,936.

NOTE 4

For the six months ended September 30, 1997, purchases and sales, including maturities, of securities aggregated $1,078,986,502 and $1,072,982,295, respectively.

NOTE 5

The Trust has adopted a Plan of Distribution pursuant to Rule
12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1997, fees pursuant to such plan amounted to $76,440 and $4,596 for Class B and Class D shares, respectively.

The Fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned commissions aggregating $7,414 on sales of the Fund's Class B shares and that the Distributor collected contingent deferred sales charges aggregating $111,085 and $6,174 on redemptions of Class B and Class D shares, respectively, during the six months ended September 30, 1997.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At September 30, 1997, Metropolitan and certain of its affiliates held of record 52,259,580 Class E shares of the Fund.

Share transactions were as follows:

                                     SIX MONTHS ENDED
                                    SEPTEMBER 30, 1997                         YEAR ENDED
                                        (UNAUDITED)                          MARCH 31, 1997
                           -------------------------------------  -------------------------------------
CLASS B                         SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .............        18,564,218      $   18,564,218         28,609,585      $   28,609,585
Issued upon reinvestment
of dividends ............           259,066             259,066            414,928             414,928
Shares repurchased ......       (20,496,025)        (20,496,025)       (24,926,640)        (24,926,640)
                               ------------      --------------        -----------      --------------
Net increase (decrease) .        (1,672,741)     $   (1,672,741)         4,097,873      $    4,097,873
                               ============      ==============        ===========      ==============

CLASS C                         SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .............         7,784,716      $    7,784,716         32,645,556      $   32,645,556
Issued upon reinvestment
of dividends ............           367,126             367,126            675,535             675,535
Shares repurchased ......        (9,066,443)         (9,066,443)       (34,802,202)        (34,802,202)
                               ------------      --------------        -----------      --------------
Net decrease ............          (914,601)     $     (914,601)        (1,481,111)     $   (1,481,111)
                               ============      ==============        ===========      ==============

CLASS D                         SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .............         6,289,469      $    6,289,469         29,948,381      $   29,948,381
Issued upon reinvestment
of dividends ............            14,767              14,767             15,948              15,948
Shares repurchased ......        (6,431,873)         (6,431,873)       (30,968,955)        (30,968,955)
                               ------------      --------------        -----------      --------------
Net decrease ............          (127,637)     $     (127,637)        (1,004,626)     $   (1,004,626)
                               ============      ==============        ===========      ==============

CLASS E                         SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .............       418,888,084      $  418,888,084        785,239,791      $  785,239,791
                               ------------      --------------        -----------      --------------
Issued upon reinvestment
of dividends ............         3,646,403           3,646,403          6,052,998           6,052,998
Shares repurchased ......      (411,983,472)       (411,983,472)      (796,041,966)       (796,041,966)
                               ------------      --------------        -----------      --------------
Net increase (decrease) .        10,551,015      $   10,551,015         (4,749,177)     $   (4,749,177)
                               ============      ==============        ===========      ==============

STATE STREET RESEARCH MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                              CLASS B
                                      ----------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                           YEAR ENDED MARCH 31
                                      SEPTEMBER 30, 1997     -----------------------------------------------------------------
                                         (UNAUDITED)            1997              1996              1995               1994**
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period      $ 1.000           $ 1.000           $ 1.000           $ 1.000            $ 1.000
                                           -------           -------           -------           -------            -------
 Net investment income*                      0.020             0.037             0.041             0.032              0.012
 Dividends from net investment income       (0.020)           (0.037)           (0.041)           (0.032)            (0.012)
                                           -------           -------           -------           -------            -------
 Net asset value, end of period            $ 1.000           $ 1.000           $ 1.000           $ 1.000            $ 1.000
                                           =======           =======           =======           =======            =======
 Total return                                 2.02%++           3.72%+            4.16%+            3.27%+             1.27%++
 Net assets at end of period (000s)        $14,309           $15,982           $11,884            $9,322             $3,028
 Ratio of operating expenses to
    average net assets*                       1.65%(+)          1.75%             1.75%             1.75%              1.75%(+)
 Ratio of net investment income to
    average net assets*                       3.99%(+)          3.69%             4.06%             3.53%              1.54%(+)
*Reflects voluntary assumption of
    fees or expenses per share
    in each period (Note 3)                 $0.001            $0.002            $0.003            $0.004             $0.007

                                                                              CLASS C
                                      ----------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                           YEAR ENDED MARCH 31
                                      SEPTEMBER 30, 1997     -----------------------------------------------------------------
                                         (UNAUDITED)            1997              1996              1995               1994**
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period      $ 1.000           $ 1.000           $ 1.000           $ 1.000            $ 1.000
                                           -------           -------           -------           -------            -------
 Net investment income*                      0.025             0.047             0.051             0.042              0.021
 Dividends from net investment income       (0.025)           (0.047)           (0.051)           (0.042)            (0.021)
                                           -------           -------           -------           -------            -------
 Net asset value, end of period            $ 1.000           $ 1.000           $ 1.000           $ 1.000            $ 1.000
                                           =======           =======           =======           =======            =======
 Total return                                 2.53%++           4.78%+            5.20%+            4.31%+             2.08%++
 Net assets at end of period (000s)        $13,796           $14,710           $16,191            $7,886             $1,786
 Ratio of operating expenses to
    average net assets*                       0.65%(+)          0.75%             0.75%             0.75%              0.75%(+)
 Ratio of net investment income to
    average net assets*                       4.99%(+)          4.69%             5.03%             4.66%              2.54%(+)
*Reflects voluntary assumption of
    fees or expenses per share
    in each period (Note 3)                 $0.001            $0.002            $0.003            $0.003             $0.006

-----------------------------------------------------------------------------------------------------------------------------------
 ** June 1, 1993 (commencement of share class designations) to March 31, 1994.
(+) Annualized.
  + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the
    Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
 ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

STATE STREET RESEARCH MONEY MARKET FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                              CLASS D
                                      ----------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                           YEAR ENDED MARCH 31
                                      SEPTEMBER 30, 1997     -----------------------------------------------------------------
                                         (UNAUDITED)            1997              1996              1995               1994**
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period      $ 1.000           $ 1.000           $ 1.000           $ 1.000            $ 1.000
                                           -------           -------           -------           -------            -------

 Net investment income*                      0.020             0.037             0.041             0.032              0.013

 Dividends from net investment income       (0.020)           (0.037)           (0.041)           (0.032)            (0.013)
                                           -------           -------           -------           -------            -------
 Net asset value, end of period            $ 1.000           $ 1.000           $ 1.000           $ 1.000            $ 1.000
                                           =======           =======           =======           =======            =======
 Total return                                 2.02%++           3.72%+            4.16%+            3.28%+             1.30%++
 Net assets at end of period (000s)           $831              $959            $1,964              $842               $174
 Ratio of operating expenses to
    average net assets*                       1.65%(+)          1.75%             1.75%             1.75%              1.75%(+)
 Ratio of net investment income to
    average net assets*                       3.98%(+)          3.68%             4.08%             3.30%              1.54%(+)
*Reflects voluntary assumption of
    fees or expenses per share
    in each period (Note 3)                 $0.001            $0.002            $0.003            $0.005             $0.002

                                                                         CLASS E
                                      ----------------------------------------------------------------------------------------
                            SIX MONTHS ENDED                           YEAR ENDED MARCH 31
                           SEPTEMBER 30, 1997     ----------------------------------------------------------------------------
                              (UNAUDITED)          1997              1996             1995            1994**          1993
------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
beginning of period            $ 1.000           $ 1.000           $ 1.000          $ 1.000          $ 1.000         $ 1.000
                               -------           -------           -------          -------          -------         -------

 Net investment income*          0.025             0.047             0.051            0.042            0.025           0.028

 Dividends from net
    investment income           (0.025)           (0.047)           (0.051)          (0.042)          (0.025)         (0.028)
                               -------           -------           -------          -------          -------         -------
 Net asset value, end
    of period                  $ 1.000           $ 1.000           $ 1.000          $ 1.000          $ 1.000         $ 1.000
                               =======           =======           =======          =======          =======         =======
 Total return                     2.53%++           4.78%+            5.20%+           4.31%+           2.48%+          2.88%+
 Net assets at end of
    period (000s)             $202,911          $192,360          $197,109         $150,491         $138,129        $149,831
 Ratio of operating
    expenses to average
    net assets*                   0.65%(+)          0.75%             0.75%            0.75%            0.75%           0.75%
 Ratio of net
    investment income to
    average net assets*           5.00%(+)          4.69%             5.06%            4.26%            2.46%           2.84%
*Reflects voluntary
  assumption of fees or
  expenses per share
  in each period (Note3)        $0.001            $0.002            $0.003           $0.006           $0.003          $0.001

-----------------------------------------------------------------------------------------------------------------------------------
 ** June 1, 1993 (commencement of share class designations) to March 31, 1994.
*** Effective November 30, 1993, the Fund discontinued offering Class A shares and any existing Class A shares were redesignated Class E shares. Net investment income and dividends amounted to $.011 per share for Class A shares during the period June 1, 1993 (commencement of share class designations) to November 30, 1993.
(+) Annualized.
  + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the
    Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
 ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

STATE STREET RESEARCH MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
MONEY MARKET FUND                          Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         JOHN H. KALLIS                         Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       JOANNE C. MULLIGAN                     EDWARD M. LAMONT
Boston, MA 02111                           Vice President                         Formerly in banking (Morgan
                                                                                  Guaranty Trust Company of
DISTRIBUTOR                                THOMAS A. SHIVELY                      New York); presently engaged
State Street Research                      Vice President                         in private investments and
Investment Services, Inc.                                                         civic affairs
One Financial Center                       GERARD P. MAUS
Boston, MA 02111                           Treasurer
                                                                                  ROBERT A. LAWRENCE
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN                      Associate, Saltonstall & Co.
State Street Research                      Assistant Treasurer
Shareholder Services
P.O. Box 8408                              DOUGLAS A. ROMICH                      DEAN O. MORTON
Boston, MA 02266-8408                      Assistant Treasurer                    Retired; formerly Executive
1-800-562-0032                                                                    Vice President, Chief
                                           FRANCIS J. MCNAMARA, III               Operating Officer and Director,
CUSTODIAN                                  Secretary and General Counsel          Hewlett-Packard Company
State Street Bank and
Trust Company                              DARMAN A. WING
225 Franklin Street                        Assistant Secretary and                THOMAS L. PHILLIPS
Boston, MA 02110                           Assistant General Counsel              Retired; formerly Chairman of
                                                                                  the Board and Chief Executive
LEGAL COUNSEL                              AMY L. SIMMONS                         Officer, Raytheon Company
Goodwin, Procter & Hoar LLP                Assistant Secretary
Exchange Place                                                                    TOBY ROSENBLATT
Boston, MA 02109                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                                                                                  JEPTHA H. WADE
                                                                                  Retired; formerly Of Counsel,
                                                                                  Choate, Hall & Stewart



STATE STREET RESEARCH MONEY MARKET FUND                          --------------
One Financial Center                                                Bulk Rate
Boston, MA 02111                                                  U.S. Postage
                                                                      PAID
                                                                  Randolph, MA
                                                                 Permit No. 600
                                                                 --------------

QUESTIONS? COMMENTS?
CALL us at 1-800-562-0032
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-MAIL us at:
     info@ssrfunds.com

[graphic omitted] STATE STREET RESEARCH


This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Money Market Fund prospectus. When used after December 31, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER:  4468-971119(1298)SSR-LD                 MM-270D-1197 I B S R N